Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flow from operating activities:
Net income (loss)	$ 425,121	$ (43,727)
Adjustments to reconcile net income (loss) to cash provided by operations:
Depreciation and amortization	31,696	33,294
Impairments	0	5,300
Deferred income tax provision	(22,011)	(993)
Loss on extinguishment of debt	23,827	0
Interest expense	2,161	3,382
Other charges, net	6,879	4,846
Net change in working capital	(158,588)	157
Change in long-term assets and liabilities	68,590	1,214
Net cash provided by operating activities	377,675	3,473
Cash flow from investing activities:
Capital expenditures	(28,735)	(13,445)
Proceeds from the sale of assets	841	3,156
Net cash used in investing activities	(27,894)	(10,289)
Cash flow from financing activities:
Short-term debt, net	(12,571)	(4,927)
Revolving Facility borrowings	0	30,000
Revolving Facility reductions	(45,692)	(18,000)
Debt issuance costs	(26,283)	0
Proceeds from the issuance of long-term debt, net of original issuance discount	2,235,000	0
Repayment of Senior Notes	(304,782)	0
Related party Promissory Note repayment	(750,000)	0
Dividends paid	(1,291,494)	0
Net cash (used in) provided by financing activities	(195,822)	7,073
Net change in cash and cash equivalents	153,959	257
Effect of exchange rate changes on cash and cash equivalents	(1,184)	63
Cash and cash equivalents at beginning of period	13,365	11,610
Cash and cash equivalents at end of period	166,140
Increase (Decrease) in Operating Assets
Accounts and notes receivable, net	(110,700)	1,136
Inventories	(82,565)	5,999
Prepaid expenses and other current assets	8,284	(1,509)
Change in accounts payable and accruals	21,075	(5,499)
Increase in interest payable	5,318	30
Net change in working capital	$ (158,588)	$ 157